Stockholders' Equity (Details) - Schedule of stock options outstanding and exercisable	12 Months Ended
Dec. 31, 2021 $ / shares shares
Stock Option Plan One [Member]
Stockholders' Equity (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Number of Options Outstanding Beginning	38,000
Weighted Average Remaining Contractual Life Options outstanding	3 months
Number of Options Exercisable	38,000
Exercise Price Options Exercisable (in Dollars per share) | $ / shares	$ 4.3
Stock Option Plan Two [Member]
Stockholders' Equity (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Number of Options Outstanding Beginning	50,000
Weighted Average Remaining Contractual Life Options outstanding	3 months
Number of Options Exercisable	40,000
Exercise Price Options Exercisable (in Dollars per share) | $ / shares	$ 1.32
Stock Option Plan Three [Member]
Stockholders' Equity (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Number of Options Outstanding Beginning	30,000
Weighted Average Remaining Contractual Life Options outstanding	3 months
Number of Options Exercisable	30,000
Exercise Price Options Exercisable (in Dollars per share) | $ / shares	$ 1.4776
Stock Option Plan Four [Member]
Stockholders' Equity (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Number of Options Outstanding Beginning	825,000
Weighted Average Remaining Contractual Life Options outstanding	3 months
Number of Options Exercisable	825,000
Exercise Price Options Exercisable (in Dollars per share) | $ / shares	$ 1.41
Stock Option Plan Five [Member]
Stockholders' Equity (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Number of Options Outstanding Beginning	370,000
Weighted Average Remaining Contractual Life Options outstanding	9 years 6 months
Number of Options Exercisable	185,000
Exercise Price Options Exercisable (in Dollars per share) | $ / shares	$ 1.81
Stock Option Plan Six [Member]
Stockholders' Equity (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Number of Options Outstanding Beginning	245,000
Weighted Average Remaining Contractual Life Options outstanding	9 years 6 months
Number of Options Exercisable
Exercise Price Options Exercisable (in Dollars per share) | $ / shares	$ 2.49
Stock Option Plan Seven [Member]
Stockholders' Equity (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Number of Options Outstanding Beginning	1,558,000
Number of Options Exercisable	1,118,000